Related party transactions (Detail Textuals)	12 Months Ended		3 Months Ended	5 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		33 Months Ended
	Dec. 31, 2012 Director	Dec. 31, 2012 Director	Mar. 31, 2012 Director Consulting Agreement USD ($) Agreement Stock_Warrant_Unit	Dec. 31, 2011 Director Consulting Agreement USD ($) Stock_Warrant_Unit	Dec. 31, 2011 Director Consulting Agreement CAD	Dec. 31, 2012 Director Consulting Agreement USD ($) Stock_Warrant_Unit Agreement	Dec. 31, 2012 Director Consulting Agreement CAD	Mar. 31, 2013 Officer and Director Consulting Agreement USD ($)	Mar. 31, 2012 Officer and Director Consulting Agreement USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement USD ($) Stock_Warrant_Unit	Dec. 31, 2012 Officer and Director Consulting Agreement CAD	Dec. 31, 2012 Officer and Director Consulting Agreement USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement CAD
Related Party Transaction [Line Items]
Monthly payment to directors			$ 26,973			$ 27,022	27,000	$ 36,784				$ 26,550	27,000
Number of agreements			2			2	2
Number of units issued for services and settlement of accounts payable			360,000	200,000	200,000	360,000	360,000			610,000	610,000
Value for units issued for services			180,144			180,144
Value for units issued per month			15,012	19,028	20,000	15,012	15,000
Total expenses recognized from related party transaction			45,036			180,144
General and administrative expenses from transactions with related party			14,997	23,785	25,000	60,389
Research and development expenses from transactions with related party			30,039	71,355	75,000	119,755
Number of directors	3	3				3	3
Aggregate cash compensation paid per month to two directors								110,352	11,494	12,006	12,000
Cash compensation paid to two directors									$ 34,482	$ 144,072	144,000